NUVEEN INTERNATIONAL SMALL CAP FUND

SUPPLEMENT DATED FEBRUARY 11, 2025

TO THE STATUTORY PROSPECTUS AND SUMMARY PROSPECTUS DATED NOVEMBER 29, 2024

1.	Nuveen International Small Cap Fund will be liquidated after the close of business on March 27, 2025.

Effective February 27, 2025, the Fund will stop accepting share purchases from new investors. Existing shareholders may continue to purchase Fund shares until March 21, 2025. Existing shareholders may continue to reinvest dividends and capital gains distributions received from the Fund. The Fund reserves the right to modify the extent to which sales of shares are limited prior to the Fund’s liquidation. After the close of business on March 27, 2025, the Fund will liquidate any remaining shareholder accounts and will send shareholders the proceeds of the liquidation.

2.	Effective February 11, 2025, Max A. Kozlov, CFA, has been named portfolio manager of the Fund. Adam J. Kuhlmann and Dean G. DuMonthier, CFA, are no longer portfolio managers of the Fund.

Max A. Kozlov, Managing Director and Portfolio Manager, is a member of Nuveen’s quantitative equity team. He has portfolio management responsibilities for U.S. and international equity strategies. Prior to joining the firm in 2014, he held positions at BlackRock, Inc. and McKinsey & Company. He entered the investment industry in 1997.

PLEASE KEEP THIS WITH YOUR STATUTORY PROSPECTUS

AND/OR SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

MGN-WINSCPRO-0225P

NUVEEN INTERNATIONAL SMALL CAP FUND

SUPPLEMENT DATED FEBRUARY 11, 2025

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 29, 2024

1.	Nuveen International Small Cap Fund will be liquidated after the close of business on March 27, 2025.

Effective February 27, 2025, the Fund will stop accepting share purchases from new investors. Existing shareholders may continue to purchase Fund shares until March 21, 2025. Existing shareholders may continue to reinvest dividends and capital gains distributions received from the Fund. The Fund reserves the right to modify the extent to which sales of shares are limited prior to the Fund’s liquidation. After the close of business on March 27, 2025, the Fund will liquidate any remaining shareholder accounts and will send shareholders the proceeds of the liquidation.

2.	Effective February 11, 2025, Max A. Kozlov, CFA, has been named portfolio manager of the Fund. Adam J. Kuhlmann and Dean G. DuMonthier, CFA, are no longer portfolio managers of the Fund.

3.	The following is added to the table in the section of the Statement of Additional Information entitled “Service Providers – Portfolio Managers – Other Accounts Managed”:

Portfolio Manager	Type of Account Managed	Number of Accounts	Assets (millions)	Number of Accounts with Performance- Based Fees	Assets of Accounts with Performance- Based Fees

NUVEEN INTERNATIONAL SMALL CAP FUND

Max A. Kozlov*	Registered Investment Companies	5	$6,526.3	0	$0
	Other Pooled Investment Vehicles	1	$7.0	0	$0
	Other Accounts	0	$0	0	$0

* Information is as of December 31, 2024.

4.	The following is added to the table in the section of the Statement of Additional Information entitled “Service Providers – Portfolio Managers – Beneficial Ownership of Securities”:

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned in Portfolio Managed

Max A. Kozlov*	Nuveen International Small Cap Fund	A

* Information is as of December 31, 2024.

PLEASE KEEP THIS WITH YOUR

STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-IGFSAI-0225P